Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Comprehensive income
Net income/(loss)	SFr 937	SFr 749	SFr 654	SFr 1,686	SFr 1,346
Gains/(losses) on cash flow hedges	43	46	(10)	89	(43)
Foreign currency translation	(592)	199	565	(393)	63
Unrealized gains/(losses) on securities	12	14	(8)	26	(14)
Actuarial gains/(losses)	386	60	73	446	153
Net prior service cost	306	(24)	(29)	282	(60)
Gains/(losses) on liabilities related to credit risk	(231)	(1,121)	761	(1,352)	1,152
Other comprehensive income/(loss), net of tax	(76)	(826)	1,352	(902)	1,251
Comprehensive income/(loss)	861	(77)	2,006	784	2,597
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	2	12	(1)	1
Comprehensive income/(loss) attributable to shareholders	864	SFr (79)	1,994	785	2,596
Bank
Comprehensive income
Net income/(loss)	931		647	1,560	1,258
Gains/(losses) on cash flow hedges	45		(7)	93	(43)
Foreign currency translation	(578)		557	(391)	62
Unrealized gains/(losses) on securities	12		(8)	27	(13)
Actuarial gains/(losses)	4		11	8	15
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(216)		673	(1,238)	991
Other comprehensive income/(loss), net of tax	(733)		1,226	(1,501)	1,012
Comprehensive income/(loss)	198		1,873	59	2,270
Comprehensive income/(loss) attributable to noncontrolling interests	(10)		37	0	16
Comprehensive income/(loss) attributable to shareholders	SFr 208		SFr 1,836	SFr 59	SFr 2,254